Share-Based Payments - Summary of Change in BSA Outstanding Number (Detail)				12 Months Ended
	Sep. 06, 2018	Nov. 19, 2015 shares	Mar. 24, 2015 shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period	450	15,000	10,000
BSA [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period				217,508	181,008	147,359
Granted during the period					44,000	68,000
Forfeited during the period						24,902
Exercised during the period					7,500	9,359
Balance at end of period				217,508	217,508	181,008